Performance Management - Prospectus Summary	Oct. 31, 2025
NYLI Winslow Large Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and two additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 1000® Growth Index and the S&P 500® Index, which are generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	28.27%
Worst Quarter
2022, Q2	-22.24%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Winslow Large Cap Growth Fund			12 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%	13.15%		14.29%
Russell 1000® Growth Index2 | Average Annual Return, Label [Optional Text]	[2]	Russell 1000® Growth Index2
Russell 1000® Growth Index2 | Average Annual Return, Percent			18.56%	15.32%		18.13%
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[3]	S&P 500® Index3
S&P 500® Index2 | Average Annual Return, Percent			17.88%	14.42%		14.82%
Class A | Average Annual Return, Percent			7.92%	11.22%		15.27%
Class A | Performance Inception Date		Jul. 01, 1995
INVESTOR CLASS | Average Annual Return, Percent			8.46%	11.17%		15.13%
INVESTOR CLASS | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			12.86%	11.48%		14.91%
Class C | Performance Inception Date		Apr. 01, 2005
Class I | Average Annual Return, Percent			14.60%	12.77%		16.22%
Class I | Performance Inception Date		Apr. 01, 2005
Class I | After Taxes on Distributions | Average Annual Return, Percent			9.88%	8.73%		12.56%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			11.28%	9.22%		12.34%
Class R1 | Average Annual Return, Percent			14.40%	12.64%		16.08%
Class R1 | Performance Inception Date		Apr. 01, 2005
Class R2 | Average Annual Return, Percent			14.09%	12.37%		15.80%
Class R2 | Performance Inception Date		Apr. 01, 2005
Class R3 | Average Annual Return, Percent			13.88%	12.10%		15.52%
Class R3 | Performance Inception Date		Apr. 28, 2006
Class R6 | Average Annual Return, Percent			14.72%	12.86%		16.32%
Class R6 | Performance Inception Date		Jun. 17, 2013
SIMPLE CLASS | Average Annual Return, Percent			13.98%	12.13%	12.12%
SIMPLE CLASS | Performance Inception Date		Aug. 31, 2020
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[3]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Winslow Large Cap Growth Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	28.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.24%)
Lowest Quarterly Return, Date	Jun. 30, 2022
NYLI WMC Enduring Capital Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	21.45%
Worst Quarter
2020, Q1	-20.70%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI WMC Enduring Capital Fund			12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%		13.15%	14.29%
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[2]	S&P 500® Index2
S&P 500® Index2 | Average Annual Return, Percent			17.88%		14.42%	14.82%
Class A | Average Annual Return, Percent			(6.05%)		7.45%	9.90%
Class A | Performance Inception Date		Jun. 01, 1998
INVESTOR CLASS | Average Annual Return, Percent			(5.80%)		7.32%	9.63%
INVESTOR CLASS | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			(2.51%)		7.62%	9.43%
Class C | Performance Inception Date		Sep. 01, 1998
Class I | Average Annual Return, Percent			(0.36%)		8.94%	10.80%
Class I | Performance Inception Date		Dec. 28, 2004
Class I | After Taxes on Distributions | Average Annual Return, Percent			(1.35%)		7.85%	9.63%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			0.48%		6.82%	8.55%
Class R6 | Average Annual Return, Percent			(0.29%)	6.39%
Class R6 | Performance Inception Date		Apr. 26, 2021
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI WMC Enduring Capital Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI WMC Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017.

Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	22.20%
Worst Quarter
2020, Q1	-25.79%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI WMC Value Fund			12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index1 | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index1
Russell 3000® Index1 | Average Annual Return, Percent			17.15%		13.15%	14.29%
Russell 1000® Value Index2 | Average Annual Return, Label [Optional Text]	[2]	Russell 1000® Value Index2
Russell 1000® Value Index2 | Average Annual Return, Percent			15.91%		11.33%	10.53%
Class A | Average Annual Return, Percent			8.05%		9.35%	11.09%
Class A | Performance Inception Date		Jun. 09, 1999
INVESTOR CLASS | Average Annual Return, Percent			8.44%		9.20%	10.83%
INVESTOR CLASS | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			12.26%		9.49%	10.62%
Class C | Performance Inception Date		Jun. 09, 1999
Class I | Average Annual Return, Percent			14.73%		10.94%	12.04%
Class I | Performance Inception Date		Jan. 21, 1971
Class I | After Taxes on Distributions | Average Annual Return, Percent			12.68%		7.14%	9.20%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.89%		7.88%	9.20%
Class R6 | Average Annual Return, Percent			14.72%	8.47%
Class R6 | Performance Inception Date		Apr. 26, 2021
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI WMC Value Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI Candriam Emerging Markets Debt Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the bar chart and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	15.27%
Worst Quarter
2020, Q1	-18.72%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Candriam Emerging Markets Debt Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
JPMorgan EMBI Global Diversified Index1 | Average Annual Return, Label [Optional Text]	[1]	JPMorgan EMBI Global Diversified Index1
JPMorgan EMBI Global Diversified Index1 | Average Annual Return, Percent			14.30%	1.78%	4.40%
Class A | Average Annual Return, Percent			8.17%	0.63%	3.84%
Class A | Performance Inception Date		Jun. 01, 1998
INVESTOR CLASS | Average Annual Return, Percent			8.34%	0.31%	3.49%
INVESTOR CLASS | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			10.98%	0.36%	3.21%
Class C | Performance Inception Date		Sep. 01, 1998
Class I | Average Annual Return, Percent			13.43%	1.84%	4.61%
Class I | Performance Inception Date		Aug. 31, 2007
Class I | After Taxes on Distributions | Average Annual Return, Percent			10.28%	(0.83%)	2.28%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.85%	0.17%	2.51%
[1]	The JPMorgan EMBI Global Diversified Index is a market capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Candriam Emerging Markets Debt Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI MacKay High Yield Corporate Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	9.50%
Worst Quarter
2020, Q1	-12.56%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay High Yield Corporate Bond Fund			12 Months Ended	60 Months Ended	64 Months Ended	118 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Percent			7.30%	(0.36%)			2.01%
ICE BofA U.S. High Yield Constrained Index2 | Average Annual Return, Label [Optional Text]	[2]	ICE BofA U.S. High Yield Constrained Index2
ICE BofA U.S. High Yield Constrained Index2 | Average Annual Return, Percent			8.50%	4.50%			6.44%
Class A | Average Annual Return, Percent			1.65%	3.14%			5.23%
Class A | Performance Inception Date		Jan. 03, 1995
INVESTOR CLASS | Average Annual Return, Percent			2.13%	3.11%			5.12%
INVESTOR CLASS | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			4.47%	3.15%			4.83%
Class C | Performance Inception Date		Sep. 01, 1998
Class I | Average Annual Return, Percent			6.70%	4.35%			5.99%
Class I | Performance Inception Date		Jan. 02, 2004
Class I | After Taxes on Distributions | Average Annual Return, Percent			4.00%	2.02%			3.57%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.92%	2.30%			3.56%
Class R2 | Average Annual Return, Percent			6.33%	3.99%			5.61%
Class R2 | Performance Inception Date		May 01, 2008
Class R3 | Average Annual Return, Percent			6.29%	3.73%		5.60%
Class R3 | Performance Inception Date		Feb. 29, 2016
Class R6 | Average Annual Return, Percent			7.10%	4.53%			6.14%
Class R6 | Performance Inception Date		Jun. 17, 2013
SIMPLE CLASS | Average Annual Return, Percent			6.40%	3.80%	4.34%
SIMPLE CLASS | Performance Inception Date		Aug. 31, 2020
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The ICE BofA U.S. High Yield Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay High Yield Corporate Bond Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	9.50%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI MacKay Strategic Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	7.20%
Worst Quarter
2020, Q1	-7.38%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay Strategic Bond Fund			12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Percent			7.30%	(0.36%)		2.01%
Class A | Average Annual Return, Percent			3.25%	2.47%		3.56%
Class A | Performance Inception Date		Feb. 28, 1997
INVESTOR CLASS | Average Annual Return, Percent			3.45%	2.36%		3.43%
INVESTOR CLASS | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			6.00%	2.44%		3.14%
Class C | Performance Inception Date		Sep. 01, 1998
Class I | Average Annual Return, Percent			8.39%	3.73%		4.33%
Class I | Performance Inception Date		Jan. 02, 2004
Class I | After Taxes on Distributions | Average Annual Return, Percent			6.08%	1.95%		2.71%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.92%	2.06%		2.61%
Class R6 | Average Annual Return, Percent			8.45%	3.78%	4.02%
Class R6 | Performance Inception Date		Feb. 28, 2018
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay Strategic Bond Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI MacKay U.S. Infrastructure Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the bar chart and table prior to those dates reflects the Fund's prior principal investment strategies.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	5.74%
Worst Quarter
2022, Q1	-5.61%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay U.S. Infrastructure Bond Fund			12 Months Ended	60 Months Ended	74 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Percent			7.30%	(0.36%)		2.01%
Bloomberg 5-10 Year Taxable Municipal Bond Index2 | Average Annual Return, Label [Optional Text]	[2]	Bloomberg 5-10 Year Taxable Municipal Bond Index2
Bloomberg 5-10 Year Taxable Municipal Bond Index2 | Average Annual Return, Percent			8.78%	0.94%		3.15%
Class A | Average Annual Return, Percent			5.03%	(0.24%)		1.53%
Class A | Performance Inception Date		Jan. 03, 1995
INVESTOR CLASS | Average Annual Return, Percent			5.26%	(0.45%)		1.22%
INVESTOR CLASS | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			6.06%	(0.37%)		0.94%
Class C | Performance Inception Date		Sep. 01, 1998
Class I | Average Annual Return, Percent			8.45%	0.87%		2.22%
Class I | Performance Inception Date		Jan. 02, 2004
Class I | After Taxes on Distributions | Average Annual Return, Percent			6.46%	(0.65%)		0.90%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.97%	0.00%		1.12%
Class R6 | Average Annual Return, Percent			8.53%	0.97%	1.74%
Class R6 | Performance Inception Date		Nov. 01, 2019
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The Bloomberg 5-10 Year Taxable Municipal Bond Index is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay U.S. Infrastructure Bond Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.74%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.61%)
Lowest Quarterly Return, Date	Mar. 31, 2022
NYLI MacKay Tax Free Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	7.77%
Worst Quarter
2022, Q1	-6.72%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay Tax Free Bond Fund			12 Months Ended	60 Months Ended	64 Months Ended	74 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg Municipal Bond Index1
Bloomberg Municipal Bond Index1 | Average Annual Return, Percent			4.25%	0.80%			2.34%
Class A | Average Annual Return, Percent			0.81%	(0.45%)			1.86%
Class A | Performance Inception Date		Jan. 03, 1995
INVESTOR CLASS | Average Annual Return, Percent			1.27%	(0.40%)			1.83%
INVESTOR CLASS | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			2.62%	0.18%			2.05%
Class C | Performance Inception Date		Sep. 01, 1998
Class C2 | Average Annual Return, Percent			2.58%	0.03%	0.47%
Class C2 | Performance Inception Date		Aug. 31, 2020
Class I | Average Annual Return, Percent			4.19%	0.72%			2.57%
Class I | Performance Inception Date		Dec. 21, 2009
Class I | After Taxes on Distributions | Average Annual Return, Percent			4.08%	0.66%			2.54%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.92%	1.26%			2.71%
Class R6 | Average Annual Return, Percent			4.35%	0.77%		1.76%
Class R6 | Performance Inception Date		Nov. 01, 2019
[1]	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay Tax Free Bond Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.77%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.72%)
Lowest Quarterly Return, Date	Mar. 31, 2022
NYLI Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare to those of a money market fund average.

For certain periods, the Manager voluntarily has waived or reimbursed the Fund’s expenses to the extent it deemed appropriate to enhance the Fund’s yield during periods when expenses had a significant impact on yield because of low interest rates. Without these waivers or reimbursements, the Fund’s returns would have been lower. Past performance is not necessarily an indication of how the Fund will perform in the future.

For current yield information, call toll-free: 800-624-6782.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Returns, Class A Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2023, Q4	1.25%
Worst Quarter
2021, Q1	0.00%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Money Market Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Average Lipper Money Market Fund1 | Average Annual Return, Label [Optional Text]	[1]	Average Lipper Money Market Fund1
Average Lipper Money Market Fund1 | Average Annual Return, Percent			3.95%	3.00%	1.94%
Class A | Average Annual Return, Percent			3.87%	2.92%	1.84%
Class A | Performance Inception Date		Jan. 03, 1995
INVESTOR CLASS | Average Annual Return, Percent			3.57%	2.71%	1.66%
INVESTOR CLASS | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			3.57%	2.71%	1.66%
Class C | Performance Inception Date		Sep. 01, 1998
SIMPLE CLASS | Average Annual Return, Percent			3.92%	2.90%	2.71%
SIMPLE CLASS | Performance Inception Date		Aug. 31, 2020
[1]	The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited.

NYLI Money Market Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
NYLI Income Builder Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and two additional indexes over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg U.S. Aggregate Bond Index and Blended Benchmark Index.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	10.31%
Worst Quarter
2020, Q1	-14.02%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI Income Builder Fund			12 Months Ended	60 Months Ended	64 Months Ended	94 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index2
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Percent			7.30%	(0.36%)			2.01%
MSCI World Index | Average Annual Return, Label [Optional Text]	[2]	MSCI World Index (Net)1
MSCI World Index | Average Annual Return, Percent			21.09%	12.15%			12.17%
Blended Benchmark Index3 | Average Annual Return, Label [Optional Text]	[3]	Blended Benchmark Index3
Blended Benchmark Index3 | Average Annual Return, Percent			15.51%	7.13%			8.23%
Class A | Average Annual Return, Percent			13.17%	5.59%			6.43%
Class A | Performance Inception Date		Jan. 03, 1995
INVESTOR CLASS | Average Annual Return, Percent			13.38%	5.45%			6.23%
INVESTOR CLASS | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			14.46%	5.19%			6.04%
Class C | Performance Inception Date		Sep. 01, 1998
Class I | Average Annual Return, Percent			16.94%	6.49%			7.30%
Class I | Performance Inception Date		Jan. 02, 2004
Class I | After Taxes on Distributions | Average Annual Return, Percent			16.11%	5.24%			5.94%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			10.34%	4.65%			5.36%
Class R6 | Average Annual Return, Percent			17.03%	6.59%		7.06%
Class R6 | Performance Inception Date		Feb. 28, 2018
SIMPLE CLASS | Average Annual Return, Percent			16.36%	5.89%	6.80%
SIMPLE CLASS | Performance Inception Date		Aug. 31, 2020
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[3]	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI Income Builder Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NYLI MacKay Convertible Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	Performance data is not shown for classes with less than one calendar year of performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Closing [Text Block]

Best Quarter
2020, Q2	23.24%
Worst Quarter
2020, Q1	-13.81%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - NYLI MacKay Convertible Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Aggregate Bond Index1
Bloomberg U.S. Aggregate Bond Index1 | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
ICE BofA U.S. Convertible Index2 | Average Annual Return, Label [Optional Text]	[2]	ICE BofA U.S. Convertible Index2
ICE BofA U.S. Convertible Index2 | Average Annual Return, Percent			17.98%	5.05%	11.22%
Class A | Average Annual Return, Percent			9.09%	4.35%	9.39%
Class A | Performance Inception Date		Jan. 03, 1995
INVESTOR CLASS | Average Annual Return, Percent			9.40%	4.23%	9.17%
INVESTOR CLASS | Performance Inception Date		Feb. 28, 2008
Class C | Average Annual Return, Percent			13.27%	4.52%	8.97%
Class C | Performance Inception Date		Sep. 01, 1998
Class I | Average Annual Return, Percent			15.81%	5.88%	10.37%
Class I | Performance Inception Date		Nov. 28, 2008
Class I | After Taxes on Distributions | Average Annual Return, Percent			13.03%	3.40%	8.26%
Class I | After Taxes on Distributions and Sales | Average Annual Return, Percent			10.53%	3.95%	7.84%
[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The ICE BofA U.S. Convertible Index is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

Performance Table One Class of after Tax Shown [Text]	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Availability Website Address [Text]	nylim.com/funds
NYLI MacKay Convertible Fund | Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.24%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020